Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Compensation Expense Recognized Related to all Stock-Based Awards

The following table presents compensation expense recognized related to all stock-based awards (in thousands):

	Year Ended December 31,
	2014	2013	2012
Total stock-based compensation	$7,679	$5,002	$3,854

Summary of Stock Option Awards

The following table presents a summary of stock option awards for the year ended December 31, 2014:

	2014
		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
		Price	Contractual	Value
	Options	Per Share	Life	(in 000's)
Options outstanding at December 31, 2013 (1)	285,900	$17.04	9.1	$827
Granted	154,598	16.17	9.3	—
Assumed in the Merger	3,379,275	12.62	5.9	8,885
Exercised	(15,229)	11.34
Forfeited	(481,995)	13.24
Options outstanding at December 31, 2014	3,322,549	13.08	6.0	7,841
Options exercisable at December 31, 2014	1,813,003	12.27	4.0	5,573
(1)	Options outstanding at December 31, 2013 reflect outstanding options for the legal acquirer, TRI Pointe.

Summary of Fair Value of Stock Option Awards

The fair value of stock option awards assumed in the Merger was determined by using an option-based model with the following assumptions:

	2014 Grants	2013 Grants	2012 Grants	2011 Grants
Dividend yield	2.92%	2.23%	2.94%	2.48%
Expected volatility	31.71%	38.00%	40.41%	38.56%
Risk-free interest rate	1.57%	0.92%	1.01%	2.65%
Expected life (in years)	4.97	4.97	5.33	5.73

Summary of Restricted Stock Units

The following table presents a summary of restricted stock units (“RSUs”) for the year ended December 31, 2014:

	2014
		Weighted
		Average	Aggregate
	Restricted	Grant Date	Intrinsic
	Stock	Fair Value	Value
	Units	Per Share	(in 000's)
Nonvested RSUs at December 31, 2013(1)	145,517	$17.68	$2,900
Granted	274,287	15.33	4,183
Assumed in the Merger	726,678	15.74	11,082
Vested	(59,326)	15.85
Forfeited	(204,447)	15.74
Nonvested RSUs at December 31, 2014	882,709	15.62	13,461
(1)	Nonvested RSUs at December 31, 2013 reflect nonvested RSUs for the legal acquirer, TRI Pointe.